Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents.
Schedule of cash and cash equivalents

	As at December 31
(in EUR 000)	2023	2022
Short term deposit	9,158	36
Current accounts	12,452	17,852
Total cash and cash equivalents	21,610	17,888